Maturity of Financial Assets and Liabilities (Details) - Schedule of assets and liabilities maturities - CLP ($) $ in Millions	Dec. 31, 2020		Dec. 31, 2019
Financial liabilities
Total financial liabilities	$ 51,998,449		$ 47,096,211
Cash And Deposits In Banks [Member]
Financial liabilities
Total financial liabilities	14,560,893
Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities	361,631		198,248
Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities	969,808		380,055
Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities	10,581,791		13,192,817
Financial derivative contracts [Member]
Financial liabilities
Total financial liabilities	9,018,660		7,390,654
Interbank Borrowings [Member]
Financial liabilities
Total financial liabilities	6,328,599		2,519,818
Issued debt instruments [Member]
Financial liabilities
Total financial liabilities	8,204,177		9,500,723
Lease liabilities [member]
Financial liabilities
Total financial liabilities	184,318		158,494
Other financial liabilities [Member]
Financial liabilities
Total financial liabilities	149,585		226,358
Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities	624,205		994,714
Financial Liabilitie [Member]
Financial liabilities
Total financial liabilities	50,983,667		44,859,313
Deposits and other demand liabilities [Member]
Financial liabilities
Total financial liabilities			10,297,432
Cash And Deposits In Banks [Member]
Financial assets
Total financial assets	2,803,288		3,554,520
Cash Items In Process Of Collection [Member]
Financial assets
Total financial assets	452,963		355,062
Financial assets held for trading [Member]
Financial assets
Total financial assets	133,718		270,204
Investments Under Resale Agreements [Member]
Financial assets
Total financial assets
Financial derivative contracts [Member]
Financial assets
Total financial assets	9,032,085		8,148,608
Loans And Accounts Receivable At Amortized Cost [Member]
Financial assets
Total financial assets	34,339,893	[1]	32,671,515	[2]
Loans and account receivable at FVOCI [Member]
Financial assets
Total financial assets	70,685	[3]	66,166	[4]
Debt instruments at FVOCI [Member]
Financial assets
Total financial assets	7,162,542		4,010,272
Equity instruments at FVOCI [Member]
Financial assets
Total financial assets	548		482
Guarantee deposits (margin accounts)
Financial assets
Total financial assets	608,359		314,616
Financial Asset [Member]
Financial assets
Total financial assets	54,604,081		49,391,445
Demand [Member] | Cash And Deposits In Banks [Member]
Financial liabilities
Total financial liabilities	14,560,893
Demand [Member] | Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities	361,631		198,248
Demand [Member] | Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities
Demand [Member] | Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities	159,918		142,273
Demand [Member] | Financial derivative contracts [Member]
Financial liabilities
Total financial liabilities
Demand [Member] | Interbank Borrowings [Member]
Financial liabilities
Total financial liabilities	16,832		94
Demand [Member] | Issued debt instruments [Member]
Financial liabilities
Total financial liabilities
Demand [Member] | Lease liabilities [member]
Financial liabilities
Total financial liabilities	144,478
Demand [Member] | Other financial liabilities [Member]
Financial liabilities
Total financial liabilities			161,021
Demand [Member] | Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities	624,205		994,714
Demand [Member] | Financial Liabilitie [Member]
Financial liabilities
Total financial liabilities	15,867,957		11,793,782
Demand [Member] | Deposits and other demand liabilities [Member]
Financial liabilities
Total financial liabilities			10,297,432
Demand [Member] | Cash And Deposits In Banks [Member]
Financial assets
Total financial assets	2,803,288		3,554,520
Demand [Member] | Cash Items In Process Of Collection [Member]
Financial assets
Total financial assets	452,963		355,062
Demand [Member] | Financial assets held for trading [Member]
Financial assets
Total financial assets
Demand [Member] | Investments Under Resale Agreements [Member]
Financial assets
Total financial assets
Demand [Member] | Financial derivative contracts [Member]
Financial assets
Total financial assets
Demand [Member] | Loans And Accounts Receivable At Amortized Cost [Member]
Financial assets
Total financial assets	170,214	[1]	296,461	[2]
Demand [Member] | Loans and account receivable at FVOCI [Member]
Financial assets
Total financial assets		[3]		[4]
Demand [Member] | Debt instruments at FVOCI [Member]
Financial assets
Total financial assets
Demand [Member] | Equity instruments at FVOCI [Member]
Financial assets
Total financial assets
Demand [Member] | Guarantee deposits (margin accounts)
Financial assets
Total financial assets	608,359		314,616
Demand [Member] | Financial Asset [Member]
Financial assets
Total financial assets	4,034,824		4,520,659
Up to 1 month [Member] | Cash And Deposits In Banks [Member]
Financial liabilities
Total financial liabilities
Up to 1 month [Member] | Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities
Up to 1 month [Member] | Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities	969,808		380,055
Up to 1 month [Member] | Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities	5,843,682		5,184,567
Up to 1 month [Member] | Financial derivative contracts [Member]
Financial liabilities
Total financial liabilities	386,690		422,749
Up to 1 month [Member] | Interbank Borrowings [Member]
Financial liabilities
Total financial liabilities	238,414		363,560
Up to 1 month [Member] | Issued debt instruments [Member]
Financial liabilities
Total financial liabilities	344,732		285,159
Up to 1 month [Member] | Lease liabilities [member]
Financial liabilities
Total financial liabilities	38,148
Up to 1 month [Member] | Other financial liabilities [Member]
Financial liabilities
Total financial liabilities			5,155
Up to 1 month [Member] | Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities
Up to 1 month [Member] | Financial Liabilitie [Member]
Financial liabilities
Total financial liabilities	7,821,474		6,641,245
Up to 1 month [Member] | Deposits and other demand liabilities [Member]
Financial liabilities
Total financial liabilities
Up to 1 month [Member] | Cash And Deposits In Banks [Member]
Financial assets
Total financial assets
Up to 1 month [Member] | Cash Items In Process Of Collection [Member]
Financial assets
Total financial assets
Up to 1 month [Member] | Financial assets held for trading [Member]
Financial assets
Total financial assets	680		38,644
Up to 1 month [Member] | Investments Under Resale Agreements [Member]
Financial assets
Total financial assets
Up to 1 month [Member] | Financial derivative contracts [Member]
Financial assets
Total financial assets	385,231		371,775
Up to 1 month [Member] | Loans And Accounts Receivable At Amortized Cost [Member]
Financial assets
Total financial assets	1,246,271	[1]	2,963,578	[2]
Up to 1 month [Member] | Loans and account receivable at FVOCI [Member]
Financial assets
Total financial assets		[3]		[4]
Up to 1 month [Member] | Debt instruments at FVOCI [Member]
Financial assets
Total financial assets	1,006,983		1,131,500
Up to 1 month [Member] | Equity instruments at FVOCI [Member]
Financial assets
Total financial assets
Up to 1 month [Member] | Guarantee deposits (margin accounts)
Financial assets
Total financial assets
Up to 1 month [Member] | Financial Asset [Member]
Financial assets
Total financial assets	2,639,165		4,505,497
Between 1 and 3 months [Member] | Cash And Deposits In Banks [Member]
Financial liabilities
Total financial liabilities
Between 1 and 3 months [Member] | Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities
Between 1 and 3 months [Member] | Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities
Between 1 and 3 months [Member] | Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities	2,912,985		4,905,414
Between 1 and 3 months [Member] | Financial derivative contracts [Member]
Financial liabilities
Total financial liabilities	445,376		427,825
Between 1 and 3 months [Member] | Interbank Borrowings [Member]
Financial liabilities
Total financial liabilities	222,992		624,167
Between 1 and 3 months [Member] | Issued debt instruments [Member]
Financial liabilities
Total financial liabilities	447,117		759,519
Between 1 and 3 months [Member] | Lease liabilities [member]
Financial liabilities
Total financial liabilities	1,375
Between 1 and 3 months [Member] | Other financial liabilities [Member]
Financial liabilities
Total financial liabilities			30,969
Between 1 and 3 months [Member] | Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities
Between 1 and 3 months [Member] | Financial Liabilitie [Member]
Financial liabilities
Total financial liabilities	4,029,845		6,747,894
Between 1 and 3 months [Member] | Deposits and other demand liabilities [Member]
Financial liabilities
Total financial liabilities
Between 1 and 3 months [Member] | Cash And Deposits In Banks [Member]
Financial assets
Total financial assets
Between 1 and 3 months [Member] | Cash Items In Process Of Collection [Member]
Financial assets
Total financial assets
Between 1 and 3 months [Member] | Financial assets held for trading [Member]
Financial assets
Total financial assets	2,630
Between 1 and 3 months [Member] | Investments Under Resale Agreements [Member]
Financial assets
Total financial assets
Between 1 and 3 months [Member] | Financial derivative contracts [Member]
Financial assets
Total financial assets	401,486		400,196
Between 1 and 3 months [Member] | Loans And Accounts Receivable At Amortized Cost [Member]
Financial assets
Total financial assets	1,443,659	[1]	2,400,909	[2]
Between 1 and 3 months [Member] | Loans and account receivable at FVOCI [Member]
Financial assets
Total financial assets		[3]		[4]
Between 1 and 3 months [Member] | Debt instruments at FVOCI [Member]
Financial assets
Total financial assets	493		3,752
Between 1 and 3 months [Member] | Equity instruments at FVOCI [Member]
Financial assets
Total financial assets
Between 1 and 3 months [Member] | Guarantee deposits (margin accounts)
Financial assets
Total financial assets
Between 1 and 3 months [Member] | Financial Asset [Member]
Financial assets
Total financial assets	1,848,268		2,804,857
Between 3 and 12 months [Member] | Cash And Deposits In Banks [Member]
Financial liabilities
Total financial liabilities
Between 3 and 12 months [Member] | Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities
Between 3 and 12 months [Member] | Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities
Between 3 and 12 months [Member] | Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities	1,434,246		2,417,703
Between 3 and 12 months [Member] | Financial derivative contracts [Member]
Financial liabilities
Total financial liabilities	931,358		951,684
Between 3 and 12 months [Member] | Interbank Borrowings [Member]
Financial liabilities
Total financial liabilities	855,434		1,141,824
Between 3 and 12 months [Member] | Issued debt instruments [Member]
Financial liabilities
Total financial liabilities	343,156		1,044,674
Between 3 and 12 months [Member] | Lease liabilities [member]
Financial liabilities
Total financial liabilities	27		26,061
Between 3 and 12 months [Member] | Other financial liabilities [Member]
Financial liabilities
Total financial liabilities	25,526		28,888
Between 3 and 12 months [Member] | Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities
Between 3 and 12 months [Member] | Financial Liabilitie [Member]
Financial liabilities
Total financial liabilities	3,589,747		5,610,834
Between 3 and 12 months [Member] | Deposits and other demand liabilities [Member]
Financial liabilities
Total financial liabilities
Between 3 and 12 months [Member] | Cash And Deposits In Banks [Member]
Financial assets
Total financial assets
Between 3 and 12 months [Member] | Cash Items In Process Of Collection [Member]
Financial assets
Total financial assets
Between 3 and 12 months [Member] | Financial assets held for trading [Member]
Financial assets
Total financial assets	499		645
Between 3 and 12 months [Member] | Investments Under Resale Agreements [Member]
Financial assets
Total financial assets
Between 3 and 12 months [Member] | Financial derivative contracts [Member]
Financial assets
Total financial assets	795,881		1,543,446
Between 3 and 12 months [Member] | Loans And Accounts Receivable At Amortized Cost [Member]
Financial assets
Total financial assets	3,664,841	[1]	5,511,374	[2]
Between 3 and 12 months [Member] | Loans and account receivable at FVOCI [Member]
Financial assets
Total financial assets	5,405	[3]	5,953	[4]
Between 3 and 12 months [Member] | Debt instruments at FVOCI [Member]
Financial assets
Total financial assets	188,977		52,130
Between 3 and 12 months [Member] | Equity instruments at FVOCI [Member]
Financial assets
Total financial assets
Between 3 and 12 months [Member] | Guarantee deposits (margin accounts)
Financial assets
Total financial assets
Between 3 and 12 months [Member] | Financial Asset [Member]
Financial assets
Total financial assets	4,655,603		7,113,548
Subtotal up to 1 year [Member] | Cash And Deposits In Banks [Member]
Financial liabilities
Total financial liabilities	14,560,893
Subtotal up to 1 year [Member] | Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities	361,631		198,248
Subtotal up to 1 year [Member] | Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities	969,808		380,055
Subtotal up to 1 year [Member] | Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities	10,350,831		12,649,957
Subtotal up to 1 year [Member] | Financial derivative contracts [Member]
Financial liabilities
Total financial liabilities	1,763,424		1,802,258
Subtotal up to 1 year [Member] | Interbank Borrowings [Member]
Financial liabilities
Total financial liabilities	1,333,672		2,129,645
Subtotal up to 1 year [Member] | Issued debt instruments [Member]
Financial liabilities
Total financial liabilities	1,135,005		2,089,352
Subtotal up to 1 year [Member] | Lease liabilities [member]
Financial liabilities
Total financial liabilities	184,028		26,061
Subtotal up to 1 year [Member] | Other financial liabilities [Member]
Financial liabilities
Total financial liabilities	25,526		226,033
Subtotal up to 1 year [Member] | Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities	624,205		994,714
Subtotal up to 1 year [Member] | Financial Liabilitie [Member]
Financial liabilities
Total financial liabilities	31,309,023		30,793,755
Subtotal up to 1 year [Member] | Deposits and other demand liabilities [Member]
Financial liabilities
Total financial liabilities			10,297,432
Subtotal up to 1 year [Member] | Cash And Deposits In Banks [Member]
Financial assets
Total financial assets	2,803,288		3,554,520
Subtotal up to 1 year [Member] | Cash Items In Process Of Collection [Member]
Financial assets
Total financial assets	452,963		355,062
Subtotal up to 1 year [Member] | Financial assets held for trading [Member]
Financial assets
Total financial assets	3,809		39,289
Subtotal up to 1 year [Member] | Investments Under Resale Agreements [Member]
Financial assets
Total financial assets
Subtotal up to 1 year [Member] | Financial derivative contracts [Member]
Financial assets
Total financial assets	1,582,598		2,315,417
Subtotal up to 1 year [Member] | Loans And Accounts Receivable At Amortized Cost [Member]
Financial assets
Total financial assets	6,524,985	[1]	11,172,322	[2]
Subtotal up to 1 year [Member] | Loans and account receivable at FVOCI [Member]
Financial assets
Total financial assets	5,405	[3]	5,953	[4]
Subtotal up to 1 year [Member] | Debt instruments at FVOCI [Member]
Financial assets
Total financial assets	1,196,453		1,187,382
Subtotal up to 1 year [Member] | Equity instruments at FVOCI [Member]
Financial assets
Total financial assets
Subtotal up to 1 year [Member] | Guarantee deposits (margin accounts)
Financial assets
Total financial assets	608,359		314,616
Subtotal up to 1 year [Member] | Financial Asset [Member]
Financial assets
Total financial assets	13,177,860		18,944,561
Between 1 and 3 years [Member] | Cash And Deposits In Banks [Member]
Financial liabilities
Total financial liabilities
Between 1 and 3 years [Member] | Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities
Between 1 and 3 years [Member] | Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities
Between 1 and 3 years [Member] | Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities	163,053		357,856
Between 1 and 3 years [Member] | Financial derivative contracts [Member]
Financial liabilities
Total financial liabilities	1,552,482		1,253,280
Between 1 and 3 years [Member] | Interbank Borrowings [Member]
Financial liabilities
Total financial liabilities	1,140,426		387,936
Between 1 and 3 years [Member] | Issued debt instruments [Member]
Financial liabilities
Total financial liabilities	1,813,341		2,394,850
Between 1 and 3 years [Member] | Lease liabilities [member]
Financial liabilities
Total financial liabilities	89		45,978
Between 1 and 3 years [Member] | Other financial liabilities [Member]
Financial liabilities
Total financial liabilities	44,933		83
Between 1 and 3 years [Member] | Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities
Between 1 and 3 years [Member] | Financial Liabilitie [Member]
Financial liabilities
Total financial liabilities	4,714,324		4,439,983
Between 1 and 3 years [Member] | Deposits and other demand liabilities [Member]
Financial liabilities
Total financial liabilities
Between 1 and 3 years [Member] | Cash And Deposits In Banks [Member]
Financial assets
Total financial assets
Between 1 and 3 years [Member] | Cash Items In Process Of Collection [Member]
Financial assets
Total financial assets
Between 1 and 3 years [Member] | Financial assets held for trading [Member]
Financial assets
Total financial assets	633		181,705
Between 1 and 3 years [Member] | Investments Under Resale Agreements [Member]
Financial assets
Total financial assets
Between 1 and 3 years [Member] | Financial derivative contracts [Member]
Financial assets
Total financial assets	1,723,334		1,383,493
Between 1 and 3 years [Member] | Loans And Accounts Receivable At Amortized Cost [Member]
Financial assets
Total financial assets	3,659,994	[1]	5,706,433	[2]
Between 1 and 3 years [Member] | Loans and account receivable at FVOCI [Member]
Financial assets
Total financial assets		[3]		[4]
Between 1 and 3 years [Member] | Debt instruments at FVOCI [Member]
Financial assets
Total financial assets	205,150		508,596
Between 1 and 3 years [Member] | Equity instruments at FVOCI [Member]
Financial assets
Total financial assets
Between 1 and 3 years [Member] | Guarantee deposits (margin accounts)
Financial assets
Total financial assets
Between 1 and 3 years [Member] | Financial Asset [Member]
Financial assets
Total financial assets	5,589,111		7,780,227
Between 3 and 5 years [Member] | Cash And Deposits In Banks [Member]
Financial liabilities
Total financial liabilities
Between 3 and 5 years [Member] | Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities
Between 3 and 5 years [Member] | Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities
Between 3 and 5 years [Member] | Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities	44,384		163,121
Between 3 and 5 years [Member] | Financial derivative contracts [Member]
Financial liabilities
Total financial liabilities	1,708,509		1,180,948
Between 3 and 5 years [Member] | Interbank Borrowings [Member]
Financial liabilities
Total financial liabilities	3,854,501		2,237
Between 3 and 5 years [Member] | Issued debt instruments [Member]
Financial liabilities
Total financial liabilities	2,499,560		2,042,292
Between 3 and 5 years [Member] | Lease liabilities [member]
Financial liabilities
Total financial liabilities	105		36,393
Between 3 and 5 years [Member] | Other financial liabilities [Member]
Financial liabilities
Total financial liabilities	35,679		99
Between 3 and 5 years [Member] | Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities
Between 3 and 5 years [Member] | Financial Liabilitie [Member]
Financial liabilities
Total financial liabilities	8,142,738		3,425,090
Between 3 and 5 years [Member] | Deposits and other demand liabilities [Member]
Financial liabilities
Total financial liabilities
Between 3 and 5 years [Member] | Cash And Deposits In Banks [Member]
Financial assets
Total financial assets
Between 3 and 5 years [Member] | Cash Items In Process Of Collection [Member]
Financial assets
Total financial assets
Between 3 and 5 years [Member] | Financial assets held for trading [Member]
Financial assets
Total financial assets	18,257		37,659
Between 3 and 5 years [Member] | Investments Under Resale Agreements [Member]
Financial assets
Total financial assets
Between 3 and 5 years [Member] | Financial derivative contracts [Member]
Financial assets
Total financial assets	1,692,142		1,346,329
Between 3 and 5 years [Member] | Loans And Accounts Receivable At Amortized Cost [Member]
Financial assets
Total financial assets	293,785	[1]	4,093,147	[2]
Between 3 and 5 years [Member] | Loans and account receivable at FVOCI [Member]
Financial assets
Total financial assets	16,243	[3]		[4]
Between 3 and 5 years [Member] | Debt instruments at FVOCI [Member]
Financial assets
Total financial assets	2,378,752		725,419
Between 3 and 5 years [Member] | Equity instruments at FVOCI [Member]
Financial assets
Total financial assets
Between 3 and 5 years [Member] | Guarantee deposits (margin accounts)
Financial assets
Total financial assets
Between 3 and 5 years [Member] | Financial Asset [Member]
Financial assets
Total financial assets	4,399,179		6,202,554
More than 5 years [Member] | Cash And Deposits In Banks [Member]
Financial liabilities
Total financial liabilities
More than 5 years [Member] | Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities
More than 5 years [Member] | Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities
More than 5 years [Member] | Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities	23,523		21,883
More than 5 years [Member] | Financial derivative contracts [Member]
Financial liabilities
Total financial liabilities	3,994,245		3,154,168
More than 5 years [Member] | Issued debt instruments [Member]
Financial liabilities
Total financial liabilities	2,756,271		2,974,229
More than 5 years [Member] | Lease liabilities [member]
Financial liabilities
Total financial liabilities	96		50,062
More than 5 years [Member] | Other financial liabilities [Member]
Financial liabilities
Total financial liabilities	43,447		143
More than 5 years [Member] | Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities
More than 5 years [Member] | Financial Liabilitie [Member]
Financial liabilities
Total financial liabilities	6,817,582		6,200,485
More than 5 years [Member] | Deposits and other demand liabilities [Member]
Financial liabilities
Total financial liabilities
More than 5 years [Member] | Cash And Deposits In Banks [Member]
Financial assets
Total financial assets
More than 5 years [Member] | Cash Items In Process Of Collection [Member]
Financial assets
Total financial assets
More than 5 years [Member] | Financial assets held for trading [Member]
Financial assets
Total financial assets	111,019		11,551
More than 5 years [Member] | Investments Under Resale Agreements [Member]
Financial assets
Total financial assets
More than 5 years [Member] | Financial derivative contracts [Member]
Financial assets
Total financial assets	4,034,011		3,103,369
More than 5 years [Member] | Loans And Accounts Receivable At Amortized Cost [Member]
Financial assets
Total financial assets	23,861,129	[1]	11,699,613	[2]
More than 5 years [Member] | Loans and account receivable at FVOCI [Member]
Financial assets
Total financial assets	49,037	[3]	60,213	[4]
More than 5 years [Member] | Debt instruments at FVOCI [Member]
Financial assets
Total financial assets	3,382,187		1,588,875
More than 5 years [Member] | Equity instruments at FVOCI [Member]
Financial assets
Total financial assets	548		482
More than 5 years [Member] | Guarantee deposits (margin accounts)
Financial assets
Total financial assets
More than 5 years [Member] | Financial Asset [Member]
Financial assets
Total financial assets	31,437,931		16,464,103
Subtotal More than 1 year [Member] | Cash And Deposits In Banks [Member]
Financial liabilities
Total financial liabilities
Subtotal More than 1 year [Member] | Cash items in process of being cleared [Member]
Financial liabilities
Total financial liabilities
Subtotal More than 1 year [Member] | Obligations under repurchase agreements [Member]
Financial liabilities
Total financial liabilities
Subtotal More than 1 year [Member] | Time deposits and other time liabilities [Member]
Financial liabilities
Total financial liabilities	230,960		542,860
Subtotal More than 1 year [Member] | Financial derivative contracts [Member]
Financial liabilities
Total financial liabilities	7,255,236		5,588,396
Subtotal More than 1 year [Member] | Interbank Borrowings [Member]
Financial liabilities
Total financial liabilities	4,994,927		390,173
Subtotal More than 1 year [Member] | Issued debt instruments [Member]
Financial liabilities
Total financial liabilities	7,069,172		7,411,371
Subtotal More than 1 year [Member] | Lease liabilities [member]
Financial liabilities
Total financial liabilities	290		132,433
Subtotal More than 1 year [Member] | Other financial liabilities [Member]
Financial liabilities
Total financial liabilities	124,059		325
Subtotal More than 1 year [Member] | Guarantees received (margin accounts) [Member]
Financial liabilities
Total financial liabilities
Subtotal More than 1 year [Member] | Financial Liabilitie [Member]
Financial liabilities
Total financial liabilities	19,674,644		14,065,558
Subtotal More than 1 year [Member] | Deposits and other demand liabilities [Member]
Financial liabilities
Total financial liabilities
Subtotal More than 1 year [Member] | Cash And Deposits In Banks [Member]
Financial assets
Total financial assets
Subtotal More than 1 year [Member] | Cash Items In Process Of Collection [Member]
Financial assets
Total financial assets
Subtotal More than 1 year [Member] | Financial assets held for trading [Member]
Financial assets
Total financial assets	129,909		230,915
Subtotal More than 1 year [Member] | Investments Under Resale Agreements [Member]
Financial assets
Total financial assets
Subtotal More than 1 year [Member] | Financial derivative contracts [Member]
Financial assets
Total financial assets	7,449,487		5,833,191
Subtotal More than 1 year [Member] | Loans And Accounts Receivable At Amortized Cost [Member]
Financial assets
Total financial assets	27,814,908	[1]	21,499,193	[2]
Subtotal More than 1 year [Member] | Loans and account receivable at FVOCI [Member]
Financial assets
Total financial assets	65,280	[3]	60,213	[4]
Subtotal More than 1 year [Member] | Debt instruments at FVOCI [Member]
Financial assets
Total financial assets	5,966,089		2,822,890
Subtotal More than 1 year [Member] | Equity instruments at FVOCI [Member]
Financial assets
Total financial assets	548		482
Subtotal More than 1 year [Member] | Guarantee deposits (margin accounts)
Financial assets
Total financial assets
Subtotal More than 1 year [Member] | Financial Asset [Member]
Financial assets
Total financial assets	$ 41,426,221		$ 30,446,884

[1]	Loans and accounts receivables at amortized cost are presented on a gross basis, the amount of allowance is Ch$1,036,793 million.
[2]	Loans and accounts receivables at amortized cost are presented on a gross basis, the amount of allowance is Ch$ 896,095 million.
[3]	Loans and accounts receivables at FVOCI are presented on a gross basis, the amount of allowance is Ch$1,354 million.
[4]	Loans and accounts receivables at FVOCI are presented on a gross basis, the amount of allowance is Ch$101 million.